Income and Expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Income and Expenses
7	Income and Expenses

7.1	Costs of Sales

	Years ended December 31,
(in millions)	2022	2021	2020
Cost of sales related to COVID-19 vaccine revenues	€2,960.1	€2,855.6	€35.6
Cost related to other sales	34.9	55.9	23.7

Total	€2,995.0	€2,911.5	€59.3

During the year ended December 31, 2022, cost of sales increased compared to the year ended December 31, 2021, mainly due to recognizing cost of sales from our
COVID-19
vaccine sales, which included the share of gross profit that we owe our collaboration partner Pfizer based on our sales. In addition, cost of sales was impacted by expenses arising from inventory write-offs and expenses for production capacities derived from contracts with Contract Manufacturing Organizations, or CMOs, that became redundant. The effects were driven by the introduction of a new
COVID-19
vaccine formulation, the switch from the monovalent vaccine to our Omicron-adapted bivalent
COVID-19
vaccines and due to accelerating internal manufacturing capacities during the year ended December 31, 2022.
During the year ended December 31, 2021, cost of sales increased compared to the year ended December 31, 2020, mainly due to recognizing cost of sales from our
COVID-19
vaccine sales, which included the share of gross profit that we owe our collaboration partner Pfizer based on our sales.

7.2	Research and Development Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Purchased services	€621.6	€572.6	€359.9
Wages, benefits and social security expense	385.9	233.1	126.3
Laboratory supplies	398.0	53.8	107.8
Depreciation and amortization	49.3	32.9	30.2
Other	82.2	56.8	20.8

Total	€1,537.0	€949.2	€645.0

During the year ended December 31, 2022, research and development expenses increased compared to the year ended December 31, 2021, mainly due to expenses in connection with the development and production of our Omicron-adapted bivalent

COVID-19

vaccine
s
and from progressing the clinical studies for our pipeline candidates. The increase was further driven by an increase in wages, benefits and social security expenses resulting from an increase in headcount as well as expenses incurred under our share-based-payment arrangements.
During the year ended December 31, 2021, research and development expenses increased compared to the year ended December 31, 2020, mainly due to increased research and development expenses from the BNT162 clinical trials launched and conducted in the year ended December 31, 2021, recorded as purchased services with respect to those expenses, which are initially incurred by Pfizer and subsequently charged to us under the collaboration agreement. The increase was further driven by an increase in wages, benefits and social security expenses resulting from an increase in headcount, recording expenses incurred under our share-based-payment arrangements as well as from recognizing inventor remuneration expenses.

7.3	Sales and Marketing Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Purchased services	€24.0	€26.5	€10.9
IT costs	11.2	5.0	0.2
Wages, benefits and social security expense	7.8	4.3	1.6
Other	16.5	14.6	1.8

Total	€59.5	€50.4	€14.5

During the year ended December 31, 2022, sales and marketing expenses increased compared to the year ended December 31, 2021, mainly due to increased expenses for IT consulting and an increase in wages, benefits and social security expenses resulting from an increase in headcount.
During the year ended December 31, 2021, sales and marketing expenses increased compared to the year ended December 31, 2020, mainly due to an increase in purchased service which we incurred in connection with our
COVID-19
vaccine commercial activities.

7.4	General and Administrative Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Wages, benefits and social security expense	€145.9	€90.5	€33.0
Purchased services	143.9	70.2	26.0
IT and office equipment	88.1	25.1	7.4
Insurance premiums	21.3	30.4	4.8
Other	85.5	69.6	22.8

Total	€484.7	€285.8	€94.0

During the year ended December 31, 2022, general and administrative expenses increased compared to the year ended December 31, 2021, mainly due to increased expenses for IT consulting and IT services, increased expenses for purchased management consulting and legal services as well as an increase in wages, benefits and social security expenses resulting mainly from an increase in headcount. Our business development transactions also contributed to the increase in general and administrative expenses.
During the year ended December 31, 2021, general and administrative expenses increased compared to the year ended December 31, 2020, mainly due to an increase in wages, benefits and social security expenses resulting from an increase in headcount and expenses incurred under the share-based payment arrangements, increased expenses for purchased management consulting and legal services as well as higher insurance premiums caused by increased business volume.

7.5	Other Operating Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Loss on derivative instruments at fair value through profit or loss	€385.5	€86.3	€—
Other	21.5	8.1	2.4

Total	€407.0	€94.4	€2.4

During the year ended December 31, 2022, the other expenses increased compared to the year ended December 31, 2021, mainly from recording the change in fair value of foreign exchange forward contracts that were entered into during the year ended December 31, 2022, to manage some of our transaction exposures but were not designated as hedging instruments under IFRS.
During the year ended December 31, 2021, the other operating expenses increased compared to the year ended December 31, 2020, mainly from recording the change in fair value of foreign exchange forward contracts.

7.6	Other Operating Income

	Years ended December 31,
(in millions)	2022	2021	2020
Foreign exchange differences, net	€727.4	€446.3	€—
Government grants	1.4	137.2	239.0
Gain on derivative instruments at fair value through profit or loss	—	5.7	—
Other	86.5	9.2	11.5

Total	€815.3	€598.4	€250.5

During the year ended December 31, 2022, the other income increased compared to the year ended December 31, 2021, which was mainly due from recognizing foreign exchange differences arising on operating items. The foreign exchange differences included in operating income primarily arose from valuing our U.S. dollar denominated trade receivables which were mainly incurred under our
COVID-19
collaboration with Pfizer, U.S. dollar denominated trade payables as well as U.S. dollar denominated other financial liabilities which mainly relate to obligations incurred from our license agreements.
During the year ended December 31, 2021, the other income increased compared to the year ended December 31, 2020, which was mainly due from recognizing foreign exchange differences and government grant funding. The government grant funding mainly related to an initiative by the German Federal Ministry of Education (
Bundesministerium für Bildung und Forschung
, or the BMBF) to support our
COVID-19
vaccine program, BNT162. During the year ended December 31, 2021, the final draw downs were made. The government funding from the BMBF amounted in total to €375.0 million during the years ended December 31,
2021, and 2020.

7.7	Finance Income

	Years ended December 31,
(in millions)	2022	2021	2020
Fair value adjustments of financial instruments measured at fair value	€216.8	€—	€—
Foreign exchange differences, net	65.0	66.2	—
Interest income	48.5	1.5	1.6

Total	€330.3	€67.7	€1.6

During the year ended December 31, 2022, the finance income increased compared to the year ended December 31, 2021, mainly due to final fair value measurement adjustments of the derivative embedded within the convertible note upon the early redemption of the convertible note as of March 1, 2022, the redemption date, as well as increased interest income from our bank deposits.

7.8	Finance Expenses

	Years ended December 31,
(in millions)	2022	2021	2020
Interest expenses related to financial assets	€11.1	€2.5	€—
Interest expenses related to lease liabilities	5.1	2.9	2.0
Amortization of financial instruments	2.7	21.9	3.1
Fair value adjustments of financial instruments measured at fair value	—	277.8	17.3
Foreign exchange differences, net	—	—	42.6

Total	€18.9	€305.1	€65.0

During the year ended December 31, 2022, the finance expenses decreased compared to the year ended December 31, 2021, mainly due to final settlement of the derivative embedded within the convertible note which led to financial income whereas during the year ended December 31, 2021
,
expenses in the amount of €277.8 million were derived from the respective fair value measurement adjustment.

7.9	Employee Benefits Expense

	Years ended December 31,
(in millions)	2022	2021	2020
Wages and salaries	€544.8	€345.9	€160.7
Social security costs	58.6	31.7	17.9
Pension costs	2.1	1.2	0.8

Total	€605.5	€378.8	€179.4

Wages and salaries include, among other things, expenses for share-based payments.